BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
BIOLOGICAL ASSETS.
Schedule of changes in balances of biological assets

	December 31,	December 31,
	2022	2021
Opening balance	12,248,732	11,161,210
Additions	4,957,380	3,807,608
Depletions	(3,665,057)	(3,189,726)
Transfers		23,471
Gain on fair value adjustments	1,199,759	763,091
Disposals	(82,331)	(211,433)
Other write-offs	(26,297)	(105,489)
Closing balance	14,632,186	12,248,732

Schedule of assumptions used in calculation of fair value of biological assets

The table below discloses the measurement of the premises adopted:

	December 31,	December 31,
	2022	2021
Planted useful area (hectare)	1,097,081	1,060,806
Mature assets	134,752	138,739
Immature assets	962,329	922,067
Average annual growth (IMA) – m3/hectare/year	37.07	37.58
Average gross sale price of eucalyptus – R$/m3	90.16	76.38
Discount rate - % (post-tax)	9.1%	8.9%

Schedule of fair value adjustment

The fair value adjustment justified by the combined variations of the indicators mentioned above resulted in a positive variation of R$1,199,759 recognized in other operating income (expenses), net (Note 30).

	December 31,	December 31,
	2022	2021
Physical changes	(37,088)	148,190
Price	1,236,847	614,901
	1,199,759	763,091